Average Annual Total Returns - MSCI ACWI ex-USA® Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Invesco Oppenheimer V.I. International Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	3.44%	5.35%
Invesco Oppenheimer International Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	5.07%	3.44%	5.35%